FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2024
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 3: — FAIR VALUE MEASUREMENT

The carrying amounts of cash and cash equivalents, user funds, trade receivables, short-term bank deposit, short-term investments, other receivables, trade payables, user accounts and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the contingent payments recorded as part of the acquisition of the Clearit business closed in February 2022, was estimated using a valuation method based mainly on the current fair value as well as on certain other management estimations of the probability of meeting certain performance indicators.

The fair value of the Warrants liability was valued using the market price of the instrument, which is listed on the Nasdaq Capital Market under the symbol CRGOW.

The following table presents the fair value measurement hierarchy for the Group’s financial instruments assets and liabilities carried at fair value:

	Fair value hierarchy (unaudited)
As of June 30, 2024:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instrument	$—	$12	$—	$12
Liabilities measured at fair value:
Other current liabilities - hedge instruments	—	(24)	—	(24)
Warrants liability	$(2,525)	$—	$—	$(2,525)

NOTE 3: — FAIR VALUE MEASUREMENT (Cont.)

	Fair value hierarchy (audited)
As of December 31, 2023:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instrument	$68	$—	$—	$68
Liabilities measured at fair value:
Other current liabilities - hedge instruments	(10)	—	—	(10)
Other long-term liabilities – contingent payments for business combinations	$—	$—	$(6)	$(6)
Warrants liability	$(1,485)	$—	$—	$(1,485)

There were no transfers from Level 1 to Level 2 during the reporting periods.

The changes in Level 3 in the period of six months ended June 30, 2024 were as follows:

Other long-
term liabilities

Fair value as of December 31, 2023	$6
Change in fair value	(6)

$—